Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam Target Date Funds
Entity Central Index Key	0001295293
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class A
Trading Symbol	PCJZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$11	0.21%
[1],[2],[3]
Expenses Paid, Amount	$ 11	[1]
Expense Ratio, Percent	0.21%	[1]
Net Assets	$ 2,381,285
Holdings Count | $ / shares	3	[4]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,381,285
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
[4]
Holdings [Text Block]		[5]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class C
Trading Symbol	PCKBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$49	0.96%
[6],[7],[8]
Expenses Paid, Amount	$ 49	[6]
Expense Ratio, Percent	0.96%	[6]
Net Assets	$ 2,381,285
Holdings Count | $ / shares	3	[9]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,381,285
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
[9]
Holdings [Text Block]		[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class R
Trading Symbol	PCKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$31	0.61%
[11],[12],[13]
Expenses Paid, Amount	$ 31	[11]
Expense Ratio, Percent	0.61%	[11]
Net Assets	$ 2,381,285
Holdings Count | $ / shares	3	[14]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,381,285
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
[14]
Holdings [Text Block]		[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class R3
Trading Symbol	PCKGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$18	0.36%
[16],[17],[18]
Expenses Paid, Amount	$ 18	[16]
Expense Ratio, Percent	0.36%	[16]
Net Assets	$ 2,381,285
Holdings Count | $ / shares	3	[19]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,381,285
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
[19]
Holdings [Text Block]		[20]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class R4
Trading Symbol	PCKHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$6	0.11%
[21],[22],[23]
Expenses Paid, Amount	$ 6	[21]
Expense Ratio, Percent	0.11%	[21]
Net Assets	$ 2,381,285
Holdings Count | $ / shares	3	[24]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,381,285
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
[24]
Holdings [Text Block]		[25]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class R5
Trading Symbol	PCKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	-$2	-0.04%
[26],[27],[28]
Expenses Paid, Amount	$ (2)	[26]
Expense Ratio, Percent	(0.04%)	[26]
Net Assets	$ 2,381,285
Holdings Count | $ / shares	3	[29]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,381,285
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
[29]
Holdings [Text Block]		[30]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class R6
Trading Symbol	PCKJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$7	-0.14%
[31],[32],[33]
Expenses Paid, Amount	$ (7)	[31]
Expense Ratio, Percent	(0.14%)	[31]
Net Assets	$ 2,381,285
Holdings Count | $ / shares	3	[34]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,381,285
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
[34]
Holdings [Text Block]		[35]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class Y
Trading Symbol	PCKEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	-$2	-0.04%
[36],[37],[38]
Expenses Paid, Amount	$ (2)	[36]
Expense Ratio, Percent	(0.04%)	[36]
Net Assets	$ 2,381,285
Holdings Count | $ / shares	3	[39]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,381,285
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
[39]
Holdings [Text Block]		[40]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class A
Trading Symbol	PAAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$10	0.20%
[41],[42],[43]
Expenses Paid, Amount	$ 10	[41]
Expense Ratio, Percent	0.20%	[41]
Net Assets	$ 10,436,237
Holdings Count | $ / shares	3	[44]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$10,436,237
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
[44]
Holdings [Text Block]		[45]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class C
Trading Symbol	PAAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$48	0.95%
[46],[47],[48]
Expenses Paid, Amount	$ 48	[46]
Expense Ratio, Percent	0.95%	[46]
Net Assets	$ 10,436,237
Holdings Count | $ / shares	3	[49]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$10,436,237
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
[49]
Holdings [Text Block]		[50]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class R
Trading Symbol	PAAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$30	0.60%
[51],[52],[53]
Expenses Paid, Amount	$ 30	[51]
Expense Ratio, Percent	0.60%	[51]
Net Assets	$ 10,436,237
Holdings Count | $ / shares	3	[54]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$10,436,237
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
[54]
Holdings [Text Block]		[55]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class R3
Trading Symbol	PAHJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$18	0.35%
[56],[57],[58]
Expenses Paid, Amount	$ 18	[56]
Expense Ratio, Percent	0.35%	[56]
Net Assets	$ 10,436,237
Holdings Count | $ / shares	3	[59]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$10,436,237
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
[59]
Holdings [Text Block]		[60]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class R4
Trading Symbol	PAHKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$5	0.10%
[61],[62],[63]
Expenses Paid, Amount	$ 5	[61]
Expense Ratio, Percent	0.10%	[61]
Net Assets	$ 10,436,237
Holdings Count | $ / shares	3	[64]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$10,436,237
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
[64]
Holdings [Text Block]		[65]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class R5
Trading Symbol	PAHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	-$3	-0.05%
[66],[67],[68]
Expenses Paid, Amount	$ (3)	[66]
Expense Ratio, Percent	(0.05%)	[66]
Net Assets	$ 10,436,237
Holdings Count | $ / shares	3	[69]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$10,436,237
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
[69]
Holdings [Text Block]		[70]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class R6
Trading Symbol	PAAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$8	-0.15%
[71],[72],[73]
Expenses Paid, Amount	$ (8)	[71]
Expense Ratio, Percent	(0.15%)	[71]
Net Assets	$ 10,436,237
Holdings Count | $ / shares	3	[74]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$10,436,237
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
[74]
Holdings [Text Block]		[75]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class Y
Trading Symbol	PAKJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	-$3	-0.05%
[76],[77],[78]
Expenses Paid, Amount	$ (3)	[76]
Expense Ratio, Percent	(0.05%)	[76]
Net Assets	$ 10,436,237
Holdings Count | $ / shares	3	[79]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$10,436,237
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
[79]
Holdings [Text Block]		[80]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class A
Trading Symbol	PADYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$10	0.19%
[81],[82],[83]
Expenses Paid, Amount	$ 10	[81]
Expense Ratio, Percent	0.19%	[81]
Net Assets	$ 14,747,924
Holdings Count | $ / shares	3	[84]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$14,747,924
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
[84]
Holdings [Text Block]		[85]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class C
Trading Symbol	PACWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$47	0.94%
[86],[87],[88]
Expenses Paid, Amount	$ 47	[86]
Expense Ratio, Percent	0.94%	[86]
Net Assets	$ 14,747,924
Holdings Count | $ / shares	3	[89]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$14,747,924
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
[89]
Holdings [Text Block]		[90]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class R
Trading Symbol	PACSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$30	0.59%
[91],[92],[93]
Expenses Paid, Amount	$ 30	[91]
Expense Ratio, Percent	0.59%	[91]
Net Assets	$ 14,747,924
Holdings Count | $ / shares	3	[94]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$14,747,924
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
[94]
Holdings [Text Block]		[95]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class R3
Trading Symbol	PAHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$17	0.34%
[96],[97],[98]
Expenses Paid, Amount	$ 17	[96]
Expense Ratio, Percent	0.34%	[96]
Net Assets	$ 14,747,924
Holdings Count | $ / shares	3	[99]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$14,747,924
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
[99]
Holdings [Text Block]		[100]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class R4
Trading Symbol	PAHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$5	0.09%
[101],[102],[103]
Expenses Paid, Amount	$ 5	[101]
Expense Ratio, Percent	0.09%	[101]
Net Assets	$ 14,747,924
Holdings Count | $ / shares	3	[104]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$14,747,924
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
[104]
Holdings [Text Block]		[105]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class R5
Trading Symbol	PAHGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	-$3	-0.06%
[106],[107],[108]
Expenses Paid, Amount	$ (3)	[106]
Expense Ratio, Percent	(0.06%)	[106]
Net Assets	$ 14,747,924
Holdings Count | $ / shares	3	[109]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$14,747,924
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
[109]
Holdings [Text Block]		[110]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class R6
Trading Symbol	PACJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$8	-0.16%
[111],[112],[113]
Expenses Paid, Amount	$ (8)	[111]
Expense Ratio, Percent	(0.16%)	[111]
Net Assets	$ 14,747,924
Holdings Count | $ / shares	3	[114]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$14,747,924
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
[114]
Holdings [Text Block]		[115]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class Y
Trading Symbol	PAAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	-$3	-0.06%
[116],[117],[118]
Expenses Paid, Amount	$ (3)	[116]
Expense Ratio, Percent	(0.06%)	[116]
Net Assets	$ 14,747,924
Holdings Count | $ / shares	3	[119]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$14,747,924
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
[119]
Holdings [Text Block]		[120]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class A
Trading Symbol	PAEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$9	0.18%
[121],[122],[123]
Expenses Paid, Amount	$ 9	[121]
Expense Ratio, Percent	0.18%	[121]
Net Assets	$ 23,006,066
Holdings Count | $ / shares	3	[124]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$23,006,066
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
[124]
Holdings [Text Block]		[125]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class C
Trading Symbol	PAENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$47	0.93%
[126],[127],[128]
Expenses Paid, Amount	$ 47	[126]
Expense Ratio, Percent	0.93%	[126]
Net Assets	$ 23,006,066
Holdings Count | $ / shares	3	[129]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$23,006,066
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
[129]
Holdings [Text Block]		[130]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class R
Trading Symbol	PAEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$29	0.58%
[131],[132],[133]
Expenses Paid, Amount	$ 29	[131]
Expense Ratio, Percent	0.58%	[131]
Net Assets	$ 23,006,066
Holdings Count | $ / shares	3	[134]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$23,006,066
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
[134]
Holdings [Text Block]		[135]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class R3
Trading Symbol	PAGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$17	0.33%
[136],[137],[138]
Expenses Paid, Amount	$ 17	[136]
Expense Ratio, Percent	0.33%	[136]
Net Assets	$ 23,006,066
Holdings Count | $ / shares	3	[139]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$23,006,066
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
[139]
Holdings [Text Block]		[140]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class R4
Trading Symbol	PAHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$4	0.08%
[141],[142],[143]
Expenses Paid, Amount	$ 4	[141]
Expense Ratio, Percent	0.08%	[141]
Net Assets	$ 23,006,066
Holdings Count | $ / shares	3	[144]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$23,006,066
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
[144]
Holdings [Text Block]		[145]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class R5
Trading Symbol	PAHDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	-$4	-0.07%
[146],[147],[148]
Expenses Paid, Amount	$ (4)	[146]
Expense Ratio, Percent	(0.07%)	[146]
Net Assets	$ 23,006,066
Holdings Count | $ / shares	3	[149]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$23,006,066
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
[149]
Holdings [Text Block]		[150]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class R6
Trading Symbol	PAEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$9	-0.17%
[151],[152],[153]
Expenses Paid, Amount	$ (9)	[151]
Expense Ratio, Percent	(0.17%)	[151]
Net Assets	$ 23,006,066
Holdings Count | $ / shares	3	[154]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)
Holdings [Text Block]		[155]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class Y
Trading Symbol	PHPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	-$4	-0.07%
[156],[157],[158]
Expenses Paid, Amount	$ (4)	[156]
Expense Ratio, Percent	(0.07%)	[156]
Net Assets	$ 23,006,066
Holdings Count | $ / shares	3	[159]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)
Holdings [Text Block]		[160]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class A
Trading Symbol	PALGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$9	0.18%
[161],[162],[163]
Expenses Paid, Amount	$ 9	[161]
Expense Ratio, Percent	0.18%	[161]
Net Assets	$ 22,944,621
Holdings Count | $ / shares	3	[164]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$22,944,621
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	8%
[164]
Holdings [Text Block]		[165]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class C
Trading Symbol	PAFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$47	0.93%
[166],[167],[168]
Expenses Paid, Amount	$ 47	[166]
Expense Ratio, Percent	0.93%	[166]
Net Assets	$ 22,944,621
Holdings Count | $ / shares	3	[169]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$22,944,621
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	8%
[169]
Holdings [Text Block]		[170]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class R
Trading Symbol	PAFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$29	0.58%
[171],[172],[173]
Expenses Paid, Amount	$ 29	[171]
Expense Ratio, Percent	0.58%	[171]
Net Assets	$ 22,944,621
Holdings Count | $ / shares	3	[174]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$22,944,621
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	8%
[174]
Holdings [Text Block]		[175]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class R3
Trading Symbol	PAGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$17	0.33%
[176],[177],[178]
Expenses Paid, Amount	$ 17	[176]
Expense Ratio, Percent	0.33%	[176]
Net Assets	$ 22,944,621
Holdings Count | $ / shares	3	[179]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$22,944,621
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	8%
[179]
Holdings [Text Block]		[180]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class R4
Trading Symbol	PAGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$4	0.08%
[181],[182],[183]
Expenses Paid, Amount	$ 4	[181]
Expense Ratio, Percent	0.08%	[181]
Net Assets	$ 22,944,621
Holdings Count | $ / shares	3	[184]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$22,944,621
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	8%
[184]
Holdings [Text Block]		[185]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class R5
Trading Symbol	PAGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	-$4	-0.07%
[186],[187],[188]
Expenses Paid, Amount	$ (4)	[186]
Expense Ratio, Percent	(0.07%)	[186]
Net Assets	$ 22,944,621
Holdings Count | $ / shares	3	[189]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$22,944,621
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	8%
[189]
Holdings [Text Block]		[190]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class R6
Trading Symbol	PAFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$9	-0.17%
[191],[192],[193]
Expenses Paid, Amount	$ (9)	[191]
Expense Ratio, Percent	(0.17%)	[191]
Net Assets	$ 22,944,621
Holdings Count | $ / shares	3	[194]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$22,944,621
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	8%
[194]
Holdings [Text Block]		[195]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class Y
Trading Symbol	PAFJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	-$4	-0.07%
[196],[197],[198]
Expenses Paid, Amount	$ (4)	[196]
Expense Ratio, Percent	(0.07%)	[196]
Net Assets	$ 22,944,621
Holdings Count | $ / shares	3	[199]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$22,944,621
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	8%
[199]
Holdings [Text Block]		[200]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class A
Trading Symbol	PCCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$11	0.22%
[201],[202],[203]
Expenses Paid, Amount	$ 11	[201]
Expense Ratio, Percent	0.22%	[201]
Net Assets	$ 33,199,961
Holdings Count | $ / shares	3	[204]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$33,199,961
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	11%
[204]
Holdings [Text Block]		[205]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class C
Trading Symbol	PBBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$49	0.97%
[206],[207],[208]
Expenses Paid, Amount	$ 49	[206]
Expense Ratio, Percent	0.97%	[206]
Net Assets	$ 33,199,961
Holdings Count | $ / shares	3	[209]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$33,199,961
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	11%
[209]
Holdings [Text Block]		[210]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class R
Trading Symbol	PBAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$31	0.62%
[211],[212],[213]
Expenses Paid, Amount	$ 31	[211]
Expense Ratio, Percent	0.62%	[211]
Net Assets	$ 33,199,961
Holdings Count | $ / shares	3	[214]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$33,199,961
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	11%
[214]
Holdings [Text Block]		[215]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class R3
Trading Symbol	PAGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$19	0.37%
[216],[217],[218]
Expenses Paid, Amount	$ 19	[216]
Expense Ratio, Percent	0.37%	[216]
Net Assets	$ 33,199,961
Holdings Count | $ / shares	3	[219]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$33,199,961
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	11%
[219]
Holdings [Text Block]		[220]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class R4
Trading Symbol	PAGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$6	0.12%
[221],[222],[223]
Expenses Paid, Amount	$ 6	[221]
Expense Ratio, Percent	0.12%	[221]
Net Assets	$ 33,199,961
Holdings Count | $ / shares	3	[224]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$33,199,961
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	11%
[224]
Holdings [Text Block]		[225]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class R5
Trading Symbol	PAGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	-$2	-0.03%
[226],[227],[228]
Expenses Paid, Amount	$ (2)	[226]
Expense Ratio, Percent	(0.03%)	[226]
Net Assets	$ 33,199,961
Holdings Count | $ / shares	3	[229]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$33,199,961
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	11%
[229]
Holdings [Text Block]		[230]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class R6
Trading Symbol	PBAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$7	-0.13%
[231],[232],[233]
Expenses Paid, Amount	$ (7)	[231]
Expense Ratio, Percent	(0.13%)	[231]
Net Assets	$ 33,199,961
Holdings Count | $ / shares	3	[234]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$33,199,961
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	11%
[234]
Holdings [Text Block]		[235]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class Y
Trading Symbol	PALZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	-$2	-0.03%
[236],[237],[238]
Expenses Paid, Amount	$ (2)	[236]
Expense Ratio, Percent	(0.03%)	[236]
Net Assets	$ 33,199,961
Holdings Count | $ / shares	3	[239]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$33,199,961
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	11%
[239]
Holdings [Text Block]		[240]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class A
Trading Symbol	PDFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$13	0.26%
[241],[242],[243]
Expenses Paid, Amount	$ 13	[241]
Expense Ratio, Percent	0.26%	[241]
Net Assets	$ 40,118,037
Holdings Count | $ / shares	4	[244]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$40,118,037
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	10%
[244]
Holdings [Text Block]		[245]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class C
Trading Symbol	PDAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$51	1.01%
[246],[247],[248]
Expenses Paid, Amount	$ 51	[246]
Expense Ratio, Percent	1.01%	[246]
Net Assets	$ 40,118,037
Holdings Count | $ / shares	4	[249]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$40,118,037
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	10%
[249]
Holdings [Text Block]		[250]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class R
Trading Symbol	PDAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$33	0.66%
[251],[252],[253]
Expenses Paid, Amount	$ 33	[251]
Expense Ratio, Percent	0.66%	[251]
Net Assets	$ 40,118,037
Holdings Count | $ / shares	4	[254]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$40,118,037
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	10%
[254]
Holdings [Text Block]		[255]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class R3
Trading Symbol	PAFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$21	0.41%
[256],[257],[258]
Expenses Paid, Amount	$ 21	[256]
Expense Ratio, Percent	0.41%	[256]
Net Assets	$ 40,118,037
Holdings Count | $ / shares	4	[259]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$40,118,037
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	10%
[259]
Holdings [Text Block]		[260]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class R4
Trading Symbol	PAFUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$8	0.16%
[261],[262],[263]
Expenses Paid, Amount	$ 8	[261]
Expense Ratio, Percent	0.16%	[261]
Net Assets	$ 40,118,037
Holdings Count | $ / shares	4	[264]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$40,118,037
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	10%
[264]
Holdings [Text Block]		[265]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class R5
Trading Symbol	PAFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$1	0.01%
[266],[267],[268]
Expenses Paid, Amount	$ 1	[266]
Expense Ratio, Percent	0.01%	[266]
Net Assets	$ 40,118,037
Holdings Count | $ / shares	4	[269]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$40,118,037
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	10%
[269]
Holdings [Text Block]		[270]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class R6
Trading Symbol	PCDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$5	-0.09%
[271],[272],[273]
Expenses Paid, Amount	$ (5)	[271]
Expense Ratio, Percent	(0.09%)	[271]
Net Assets	$ 40,118,037
Holdings Count | $ / shares	4	[274]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$40,118,037
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	10%
[274]
Holdings [Text Block]		[275]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class Y
Trading Symbol	POWYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$1	0.01%
[276],[277],[278]
Expenses Paid, Amount	$ 1	[276]
Expense Ratio, Percent	0.01%	[276]
Net Assets	$ 40,118,037
Holdings Count | $ / shares	4	[279]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$40,118,037
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	10%
[279]
Holdings [Text Block]		[280]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class A
Trading Symbol	PDLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$14	0.27%
[281],[282],[283]
Expenses Paid, Amount	$ 14	[281]
Expense Ratio, Percent	0.27%	[281]
Net Assets	$ 37,838,652
Holdings Count | $ / shares	4	[284]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$37,838,652
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	22%
[284]
Holdings [Text Block]		[285]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class C
Trading Symbol	PDLKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$51	1.02%
[286],[287],[288]
Expenses Paid, Amount	$ 51	[286]
Expense Ratio, Percent	1.02%	[286]
Net Assets	$ 37,838,652
Holdings Count | $ / shares	4	[289]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$37,838,652
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	22%
[289]
Holdings [Text Block]		[290]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class R
Trading Symbol	PDKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$34	0.67%
[291],[292],[293]
Expenses Paid, Amount	$ 34	[291]
Expense Ratio, Percent	0.67%	[291]
Net Assets	$ 37,838,652
Holdings Count | $ / shares	4	[294]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$37,838,652
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	22%
[294]
Holdings [Text Block]		[295]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class R3
Trading Symbol	PAFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$21	0.42%
[296],[297],[298]
Expenses Paid, Amount	$ 21	[296]
Expense Ratio, Percent	0.42%	[296]
Net Assets	$ 37,838,652
Holdings Count | $ / shares	4	[299]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$37,838,652
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	22%
[299]
Holdings [Text Block]		[300]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class R4
Trading Symbol	PAFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$9	0.17%
[301],[302],[303]
Expenses Paid, Amount	$ 9	[301]
Expense Ratio, Percent	0.17%	[301]
Net Assets	$ 37,838,652
Holdings Count | $ / shares	4	[304]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$37,838,652
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	22%
[304]
Holdings [Text Block]		[305]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class R5
Trading Symbol	PAFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$1	0.02%
[306],[307],[308]
Expenses Paid, Amount	$ 1	[306]
Expense Ratio, Percent	0.02%	[306]
Net Assets	$ 37,838,652
Holdings Count | $ / shares	4	[309]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$37,838,652
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	22%
[309]
Holdings [Text Block]		[310]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class R6
Trading Symbol	PDIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$4	-0.08%
[311],[312],[313]
Expenses Paid, Amount	$ (4)	[311]
Expense Ratio, Percent	(0.08%)	[311]
Net Assets	$ 37,838,652
Holdings Count | $ / shares	4	[314]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$37,838,652
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	22%
[314]
Holdings [Text Block]		[315]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class Y
Trading Symbol	PDGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$1	0.02%
[316],[317],[318]
Expenses Paid, Amount	$ 1	[316]
Expense Ratio, Percent	0.02%	[316]
Net Assets	$ 37,838,652
Holdings Count | $ / shares	4	[319]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$37,838,652
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	22%
[319]
Holdings [Text Block]		[320]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2025 Fund
Class Name	Class A
Trading Symbol	PBDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$19	0.38%
[321],[322],[323]
Expenses Paid, Amount	$ 19	[321]
Expense Ratio, Percent	0.38%	[321]
Net Assets	$ 19,662,338
Holdings Count | $ / shares	4	[324]
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$19,662,338
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	28%
[324]
Holdings [Text Block]		[325]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2025 Fund
Class Name	Class C
Trading Symbol	PRTJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$57	1.13%
[326],[327],[328]
Expenses Paid, Amount	$ 57	[326]
Expense Ratio, Percent	1.13%	[326]
Net Assets	$ 19,662,338
Holdings Count | $ / shares	4	[329]
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$19,662,338
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	28%
[329]
Holdings [Text Block]		[330]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2025 Fund
Class Name	Class R
Trading Symbol	PRTWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$39	0.78%
[331],[332],[333]
Expenses Paid, Amount	$ 39	[331]
Expense Ratio, Percent	0.78%	[331]
Net Assets	$ 19,662,338
Holdings Count | $ / shares	4	[334]
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$19,662,338
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	28%
[334]
Holdings [Text Block]		[335]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2025 Fund
Class Name	Class R3
Trading Symbol	PAFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$27	0.53%
[336],[337],[338]
Expenses Paid, Amount	$ 27	[336]
Expense Ratio, Percent	0.53%	[336]
Net Assets	$ 19,662,338
Holdings Count | $ / shares	4	[339]
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$19,662,338
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	28%
[339]
Holdings [Text Block]		[340]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2025 Fund
Class Name	Class R4
Trading Symbol	PAFKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$14	0.28%
[341],[342],[343]
Expenses Paid, Amount	$ 14	[341]
Expense Ratio, Percent	0.28%	[341]
Net Assets	$ 19,662,338
Holdings Count | $ / shares	4	[344]
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$19,662,338
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	28%
[344]
Holdings [Text Block]		[345]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2025 Fund
Class Name	Class R5
Trading Symbol	PAFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$7	0.13%
[346],[347],[348]
Expenses Paid, Amount	$ 7	[346]
Expense Ratio, Percent	0.13%	[346]
Net Assets	$ 19,662,338
Holdings Count | $ / shares	4	[349]
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$19,662,338
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	28%
[349]
Holdings [Text Block]		[350]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2025 Fund
Class Name	Class R6
Trading Symbol	PBATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$2	0.03%
[351],[352],[353]
Expenses Paid, Amount	$ 2	[351]
Expense Ratio, Percent	0.03%	[351]
Net Assets	$ 19,662,338
Holdings Count | $ / shares	4	[354]
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$19,662,338
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	28%
[354]
Holdings [Text Block]		[355]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2025 Fund
Class Name	Class Y
Trading Symbol	PLZYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$7	0.13%
[356],[357],[358]
Expenses Paid, Amount	$ 7	[356]
Expense Ratio, Percent	0.13%	[356]
Net Assets	$ 19,662,338
Holdings Count | $ / shares	4	[359]
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$19,662,338
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	28%
[359]
Holdings [Text Block]		[360]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class A
Trading Symbol	POMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$21	0.42%
[361],[362],[363]
Expenses Paid, Amount	$ 21	[361]
Expense Ratio, Percent	0.42%	[361]
Net Assets	$ 20,109,539
Holdings Count | $ / shares	2	[364]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$20,109,539
Total Number of Portfolio Holdings*	2
Portfolio Turnover Rate	19%
[364]
Holdings [Text Block]		[365]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class C
Trading Symbol	PLFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$59	1.17%
[366],[367],[368]
Expenses Paid, Amount	$ 59	[366]
Expense Ratio, Percent	1.17%	[366]
Net Assets	$ 20,109,539
Holdings Count | $ / shares	2	[369]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$20,109,539
Total Number of Portfolio Holdings*	2
Portfolio Turnover Rate	19%
[369]
Holdings [Text Block]		[370]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class R
Trading Symbol	PAKYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$41	0.82%
[371],[372],[373]
Expenses Paid, Amount	$ 41	[371]
Expense Ratio, Percent	0.82%	[371]
Net Assets	$ 20,109,539
Holdings Count | $ / shares	2	[374]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$20,109,539
Total Number of Portfolio Holdings*	2
Portfolio Turnover Rate	19%
[374]
Holdings [Text Block]		[375]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class R3
Trading Symbol	PAHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$29	0.57%
[376],[377],[378]
Expenses Paid, Amount	$ 29	[376]
Expense Ratio, Percent	0.57%	[376]
Net Assets	$ 20,109,539
Holdings Count | $ / shares	2	[379]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$20,109,539
Total Number of Portfolio Holdings*	2
Portfolio Turnover Rate	19%
[379]
Holdings [Text Block]		[380]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class R4
Trading Symbol	PAHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$16	0.32%
[381],[382],[383]
Expenses Paid, Amount	$ 16	[381]
Expense Ratio, Percent	0.32%	[381]
Net Assets	$ 20,109,539
Holdings Count | $ / shares	2	[384]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$20,109,539
Total Number of Portfolio Holdings*	2
Portfolio Turnover Rate	19%
[384]
Holdings [Text Block]		[385]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class R5
Trading Symbol	PAHOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$9	0.17%
[386],[387],[388]
Expenses Paid, Amount	$ 9	[386]
Expense Ratio, Percent	0.17%	[386]
Net Assets	$ 20,109,539
Holdings Count | $ / shares	2	[389]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$20,109,539
Total Number of Portfolio Holdings*	2
Portfolio Turnover Rate	19%
[389]
Holdings [Text Block]		[390]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class R6
Trading Symbol	PADLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$4	0.07%
[391],[392],[393]
Expenses Paid, Amount	$ 4	[391]
Expense Ratio, Percent	0.07%	[391]
Net Assets	$ 20,109,539
Holdings Count | $ / shares	2	[394]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$20,109,539
Total Number of Portfolio Holdings*	2
Portfolio Turnover Rate	19%
[394]
Holdings [Text Block]		[395]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class Y
Trading Symbol	PAETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$9	0.17%
[396],[397],[398]
Expenses Paid, Amount	$ 9	[396]
Expense Ratio, Percent	0.17%	[396]
Net Assets	$ 20,109,539
Holdings Count | $ / shares	2	[399]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$20,109,539
Total Number of Portfolio Holdings*	2
Portfolio Turnover Rate	19%
[399]
Holdings [Text Block]		[400]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[2]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[3]
†	Annualized.

[4]
*	Includes derivatives, if applicable.

[5]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[6]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[7]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[8]
†	Annualized.

[9]
*	Includes derivatives, if applicable.

[10]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[11]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[12]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[13]
†	Annualized.

[14]
*	Includes derivatives, if applicable.

[15]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[16]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[17]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[18]
†	Annualized.

[19]
*	Includes derivatives, if applicable.

[20]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[21]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[22]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[23]
†	Annualized.

[24]
*	Includes derivatives, if applicable.

[25]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[26]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[27]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[28]
†	Annualized.

[29]
*	Includes derivatives, if applicable.

[30]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[31]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[32]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[33]
†	Annualized.

[34]
*	Includes derivatives, if applicable.

[35]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[36]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[37]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[38]
†	Annualized.

[39]
*	Includes derivatives, if applicable.

[40]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[41]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[42]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[43]
†	Annualized.

[44]
*	Includes derivatives, if applicable.

[45]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[46]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[47]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[48]
†	Annualized.

[49]
*	Includes derivatives, if applicable.

[50]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[51]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[52]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[53]
†	Annualized.

[54]
*	Includes derivatives, if applicable.

[55]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[56]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[57]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[58]
†	Annualized.

[59]
*	Includes derivatives, if applicable.

[60]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[61]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[62]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[63]
†	Annualized.

[64]
*	Includes derivatives, if applicable.

[65]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[66]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[67]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[68]
†	Annualized.

[69]
*	Includes derivatives, if applicable.

[70]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[71]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[72]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[73]
†	Annualized.

[74]
*	Includes derivatives, if applicable.

[75]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[76]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[77]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[78]
†	Annualized.

[79]
*	Includes derivatives, if applicable.

[80]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[81]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[82]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[83]
†	Annualized.

[84]
*	Includes derivatives, if applicable.

[85]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[86]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[87]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[88]
†	Annualized.

[89]
*	Includes derivatives, if applicable.

[90]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[91]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[92]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[93]
†	Annualized.

[94]
*	Includes derivatives, if applicable.

[95]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[96]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[97]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[98]
†	Annualized.

[99]
*	Includes derivatives, if applicable.

[100]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[101]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[102]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[103]
†	Annualized.

[104]
*	Includes derivatives, if applicable.

[105]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[106]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[107]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[108]
†	Annualized.

[109]
*	Includes derivatives, if applicable.

[110]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[111]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[112]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[113]
†	Annualized.

[114]
*	Includes derivatives, if applicable.

[115]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[116]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[117]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[118]
†	Annualized.

[119]
*	Includes derivatives, if applicable.

[120]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[121]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[122]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[123]
†	Annualized.

[124]
*	Includes derivatives, if applicable.

[125]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[126]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[127]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[128]
†	Annualized.

[129]
*	Includes derivatives, if applicable.

[130]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[131]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[132]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[133]
†	Annualized.

[134]
*	Includes derivatives, if applicable.

[135]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[136]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[137]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[138]
†	Annualized.

[139]
*	Includes derivatives, if applicable.

[140]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[141]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[142]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[143]
†	Annualized.

[144]
*	Includes derivatives, if applicable.

[145]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[146]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[147]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[148]
†	Annualized.

[149]
*	Includes derivatives, if applicable.

[150]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[151]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[152]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[153]
†	Annualized.

[154]
*	Includes derivatives, if applicable.

[155]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[156]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[157]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[158]
†	Annualized.

[159]
*	Includes derivatives, if applicable.

[160]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[161]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[162]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[163]
†	Annualized.

[164]
*	Includes derivatives, if applicable.

[165]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[166]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[167]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[168]
†	Annualized.

[169]
*	Includes derivatives, if applicable.

[170]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[171]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[172]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[173]
†	Annualized.

[174]
*	Includes derivatives, if applicable.

[175]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[176]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[177]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[178]
†	Annualized.

[179]
*	Includes derivatives, if applicable.

[180]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[181]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[182]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[183]
†	Annualized.

[184]
*	Includes derivatives, if applicable.

[185]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[186]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[187]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[188]
†	Annualized.

[189]
*	Includes derivatives, if applicable.

[190]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[191]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[192]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[193]
†	Annualized.

[194]
*	Includes derivatives, if applicable.

[195]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[196]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[197]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[198]
†	Annualized.

[199]
*	Includes derivatives, if applicable.

[200]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[201]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[202]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[203]
†	Annualized.

[204]
*	Includes derivatives, if applicable.

[205]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[206]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[207]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[208]
†	Annualized.

[209]
*	Includes derivatives, if applicable.

[210]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[211]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[212]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[213]
†	Annualized.

[214]
*	Includes derivatives, if applicable.

[215]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[216]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[217]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[218]
†	Annualized.

[219]
*	Includes derivatives, if applicable.

[220]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[221]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[222]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[223]
†	Annualized.

[224]
*	Includes derivatives, if applicable.

[225]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[226]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[227]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[228]
†	Annualized.

[229]
*	Includes derivatives, if applicable.

[230]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[231]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[232]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[233]
†	Annualized.

[234]
*	Includes derivatives, if applicable.

[235]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[236]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[237]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[238]
†	Annualized.

[239]
*	Includes derivatives, if applicable.

[240]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[241]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[242]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[243]
†	Annualized.

[244]
*	Includes derivatives, if applicable.

[245]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[246]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[247]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[248]
†	Annualized.

[249]
*	Includes derivatives, if applicable.

[250]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[251]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[252]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[253]
†	Annualized.

[254]
*	Includes derivatives, if applicable.

[255]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[256]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[257]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[258]
†	Annualized.

[259]
*	Includes derivatives, if applicable.

[260]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[261]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[262]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[263]
†	Annualized.

[264]
*	Includes derivatives, if applicable.

[265]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[266]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[267]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[268]
†	Annualized.

[269]
*	Includes derivatives, if applicable.

[270]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[271]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[272]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[273]
†	Annualized.

[274]
*	Includes derivatives, if applicable.

[275]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[276]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[277]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[278]
†	Annualized.

[279]
*	Includes derivatives, if applicable.

[280]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[281]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[282]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[283]
†	Annualized.

[284]
*	Includes derivatives, if applicable.

[285]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[286]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[287]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[288]
†	Annualized.

[289]
*	Includes derivatives, if applicable.

[290]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[291]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[292]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[293]
†	Annualized.

[294]
*	Includes derivatives, if applicable.

[295]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[296]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[297]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[298]
†	Annualized.

[299]
*	Includes derivatives, if applicable.

[300]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[301]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[302]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[303]
†	Annualized.

[304]
*	Includes derivatives, if applicable.

[305]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[306]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[307]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[308]
†	Annualized.

[309]
*	Includes derivatives, if applicable.

[310]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[311]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[312]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[313]
†	Annualized.

[314]
*	Includes derivatives, if applicable.

[315]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[316]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[317]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[318]
†	Annualized.

[319]
*	Includes derivatives, if applicable.

[320]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[321]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[322]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[323]
†	Annualized.

[324]
*	Includes derivatives, if applicable.

[325]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[326]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[327]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[328]
†	Annualized.

[329]
*	Includes derivatives, if applicable.

[330]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[331]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[332]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[333]
†	Annualized.

[334]
*	Includes derivatives, if applicable.

[335]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[336]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[337]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[338]
†	Annualized.

[339]
*	Includes derivatives, if applicable.

[340]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[341]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[342]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[343]
†	Annualized.

[344]
*	Includes derivatives, if applicable.

[345]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[346]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[347]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[348]
†	Annualized.

[349]
*	Includes derivatives, if applicable.

[350]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[351]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[352]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[353]
†	Annualized.

[354]
*	Includes derivatives, if applicable.

[355]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[356]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[357]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[358]
†	Annualized.

[359]
*	Includes derivatives, if applicable.

[360]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[361]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[362]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[363]
†	Annualized.

[364]
*	Includes derivatives, if applicable.

[365]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[366]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[367]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[368]
†	Annualized.

[369]
*	Includes derivatives, if applicable.

[370]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[371]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[372]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[373]
†	Annualized.

[374]
*	Includes derivatives, if applicable.

[375]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[376]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[377]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[378]
†	Annualized.

[379]
*	Includes derivatives, if applicable.

[380]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[381]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[382]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[383]
†	Annualized.

[384]
*	Includes derivatives, if applicable.

[385]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[386]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[387]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[388]
†	Annualized.

[389]
*	Includes derivatives, if applicable.

[390]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[391]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[392]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[393]
†	Annualized.

[394]
*	Includes derivatives, if applicable.

[395]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

[396]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[397]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[398]
†	Annualized.

[399]
*	Includes derivatives, if applicable.

[400]
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.